Divestiture (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Divestiture [Abstract]
Schedule of Operations and Comprehensive Income Related to Discontinued Operations	The components of amounts reflected in the unaudited condensed consolidated statements of operations and comprehensive loss related to discontinued operations are presented in the table, as follows (in thousands):
Thirteen-Weeks
Ended April 2, 2023
Revenues	$18,721
Cost of revenues	19,479
Gross loss	(758)
Operating expenses:
Sales and marketing	2,866
General and administrative	4,185
Total operating expenses	7,051
Loss from discontinued operations	(7,809)
Other income (expense), net	—
Loss from discontinued operations before income taxes	(7,809)
Income tax benefit	4
Net loss from discontinued operations	$(7,805)
Components of amounts reflected in the consolidated statements of operations and comprehensive loss related to discontinued operations are presented in the table, as follows (in thousands):
Fiscal year ended
December 31, 2023
Revenues	$29,048
Cost of revenues	30,609
Gross loss	(1,561)
Operating expenses:
Sales and marketing	6,855
General and administrative	17,472
Total operating expenses	24,327
Loss from discontinued operations	(25,888)
Other income, net	31
Loss from discontinued operations before income taxes	(25,857)
Income tax benefit	4
Loss from discontinued operations, net of tax	(25,853)
Impairment loss from discontinued operations	(147,505)
Net loss from discontinued operations	$(173,358)